Financial Instruments - Schedule of Interest Rate Risk Profile of Borrowings (Details) - CAD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 117,382	$ 127,190
Senior Secured Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Line of credit	81,073	82,512
Secured loans
Disclosure of detailed information about financial instruments [line items]
Line of credit	8,537	13,192
Interest Rate Risk
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 89,610	$ 95,704